UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

June 30, 2015

1.924296.103

SFR-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 81.7%
	Principal Amount	Value
Aerospace - 0.5%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 517,741	$ 516,447
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	1,989,950	1,970,050
		2,486,497
Air Transportation - 0.1%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	665,202	664,371
Automotive & Auto Parts - 1.4%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	967,551	967,551
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	1,488,750	1,466,419
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	1,650,606	1,592,834
Tranche 2LN, term loan 10% 11/27/21 (e)	1,425,000	1,311,000
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	992,500	975,131
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	693,178	691,445
		7,004,380
Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9366% 1/30/19 (e)	2,330,000	2,163,988
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	992,506	994,988
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	984,619	975,826
		4,134,802
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	732,770	728,923
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (e)	1,580,000	1,504,950
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	445,450	441,553
Jeld-Wen, Inc. Tranche B, term loan 6/26/22 (g)	500,000	500,000
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (e)	1,220,000	1,224,575
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	641,875	633,852
		5,033,853
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Cable/Satellite TV - 2.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	$ 3,877,491	$ 3,858,103
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	1,371,652	1,351,078
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	2,217,911	2,222,657
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	1,918,795	1,922,902
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	600,000	590,676
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (e)	997,500	995,006
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	554,681	549,134
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	357,447	353,872
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	587,872	581,994
		12,425,422
Capital Goods - 0.2%
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	698,981	698,981
SRAM LLC. Tranche B, term loan 4.0307% 4/10/20 (e)	364,457	362,634
		1,061,615
Chemicals - 3.3%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (e)	1,485,000	1,485,000
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	610,000	606,188
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	848,305	849,366
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	999,962	939,964
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	1,168,140	1,158,409
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	900,463	898,211
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	1,000,000	1,006,670
Tranche B 1LN, term loan 6% 12/5/21 (e)	993,750	999,136
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (e)	1,039,887	1,043,787
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (e)	1,000,000	1,001,250
Tranche B 2LN, term loan 8.5% 6/19/23 (e)	250,000	248,750
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	2,105,659	2,116,188
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - continued
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (e)	$ 1,015,000	$ 1,011,194
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (e)	1,355,000	1,353,306
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	544,952	544,270
Univar, Inc. Tranche B, term loan 6/25/22 (g)	575,000	575,000
		15,836,689
Consumer Products - 1.3%
At Home Holding III, Inc. Tranche B 1LN, term loan 5% 6/3/22 (e)	935,000	930,325
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	941,364	903,125
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (e)	1,488,759	1,494,342
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5% 9/3/21 (e)	245,000	244,081
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	702,828	702,828
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	1,033,082	1,002,089
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	1,080,799	1,068,640
		6,345,430
Containers - 2.0%
Anchor Glass Container Corp. Tranche B, term loan:
6/24/22 (g)	1,000,000	1,000,000
4.25% 6/30/21 (e)	888,582	888,582
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	1,213,791	1,209,240
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	561,407	562,811
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	1,360,729	1,319,907
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	3,070,289	3,077,964
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	1,441,751	1,432,740
		9,491,244
Diversified Financial Services - 1.8%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	660,000	664,950
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (e)	319,776	319,776
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	$ 1,105,000	$ 1,101,409
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	607,943	589,705
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	1,019,289	1,018,015
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	293,630	290,694
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	1,000,000	990,000
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	703,238	682,140
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	2,992,424	2,963,906
		8,620,595
Diversified Media - 0.2%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	946,404	944,038
Energy - 7.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	1,503,751	1,501,872
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	913,416	916,841
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	2,500,000	2,362,500
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	1,018,559	1,020,596
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	1,899,169	1,870,682
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	1,488,750	1,263,577
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	1,210,656	1,156,176
Tranche C, term loan 5.25% 3/14/21 (e)	88,793	84,797
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	640,412	637,210
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	1,833,333	1,819,583
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	320,838	323,244
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	1,980,013	1,759,736
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	4,575,000	3,499,875
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	941,872	898,310
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	$ 914,563	$ 722,505
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (e)	925,000	913,438
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	222,924	220,985
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	1,322,138	925,496
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	1,387,692	1,117,092
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	1,618,571	1,598,339
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	450,000	427,500
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	974,988	734,293
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	2,023,659	1,760,583
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	2,231,266	1,954,210
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	281,506	244,910
Tranche M, term loan 4.25% 12/16/20 (e)	104,986	91,338
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	455,122	458,535
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	1,492,500	1,483,172
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (e)	953,716	960,869
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	1,530,286	925,823
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	1,526,725	1,528,710
		35,182,797
Entertainment/Film - 0.4%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 6/25/22 (g)	585,000	584,269
Tranche B 2LN, term loan 6/25/23 (g)	215,000	212,850
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (e)	890,000	891,113
		1,688,232
Environmental - 1.0%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	1,332,090	1,314,440
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	958,873	956,476
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	545,000	542,275
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Environmental - continued
The Brickman Group, Ltd.: - continued
Tranche B 1LN, term loan 4% 12/18/20 (e)	$ 1,533,939	$ 1,518,600
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	388,265	386,323
		4,718,114
Food & Drug Retail - 3.4%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	987,500	988,734
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	7,147,088	7,189,969
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	1,713,064	1,700,216
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (e)	1,488,759	1,488,745
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	2,386,563	2,386,563
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	1,558,917	1,560,865
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (e)	1,235,715	1,232,107
		16,547,199
Food/Beverage/Tobacco - 2.3%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,734,294
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (e)	1,000,000	993,130
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	1,873,418	1,882,785
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	937,727	915,456
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (e)	1,688,883	1,690,994
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	880,180	875,779
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	1,085,000	1,071,438
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	1,776,575	1,767,692
		10,931,568
Gaming - 4.1%
American Casino & Entertainment Properties LLC Tranche B, term loan 6/18/22 (g)	500,000	501,875
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	1,884,615	1,894,038
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	$ 808,320	$ 743,655
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	7,364,106	6,388,362
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	257,649	259,581
5.5% 11/21/19 (e)	110,421	111,249
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	920,158	912,153
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	1,891,175	1,880,244
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	4,463,784	4,463,784
Tranche B, term loan 6% 10/18/20 (e)	561,703	561,321
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	1,003,542	1,002,338
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	1,161,636	1,156,554
		19,875,154
Healthcare - 7.2%
Alere, Inc. Tranche B, term loan 6/11/22 (g)	915,000	916,144
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	1,224,500	1,226,031
Community Health Systems, Inc.:
Tranche F, term loan 3.5333% 12/31/18 (e)	997,500	993,759
Tranche G, term loan 3.75% 12/31/19 (e)	1,540,590	1,542,516
Tranche H, term loan 4% 1/27/21 (e)	959,410	960,609
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (e)	1,000,000	995,000
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	610,000	611,525
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	1,000,000	1,007,500
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	1,972,519	1,970,053
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (e)	965,000	964,402
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	3,525,789	3,561,046
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (g)	1,000,000	1,001,880
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	716,346	728,882
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
Genoa, a QoL Healthcare Co. LLC Tranche 1LN, term loan 5.75% 4/30/22 (e)	$ 1,000,000	$ 997,500
Grifols, S.A. Tranche B, term loan 3.1854% 2/27/21 (e)	482,613	482,009
HCA Holdings, Inc. Tranche B 5LN, term loan 2.9354% 3/31/17 (e)	1,806,731	1,806,731
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	2,561,030	2,439,381
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (e)	515,000	516,288
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	905,427	904,295
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	847,488	338,995
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	1,394,482	1,384,023
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	1,989,950	1,980,000
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,120,000	1,120,000
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	1,306,469	1,290,138
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	1,459,722	1,465,196
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (e)	495,000	495,000
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	706,450	705,567
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	1,517,000	1,528,378
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	738,547	736,700
		34,669,548
Homebuilders/Real Estate - 1.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	1,000,000	1,000,000
Tranche B 1LN, term loan 5.5% 11/4/21 (e)	1,483,772	1,498,610
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	83,134	82,302
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,860,084	2,852,934
		5,433,846
Hotels - 1.7%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	769,323	767,400
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,810,000	1,810,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Hotels - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	$ 2,574,881	$ 2,575,293
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	1,908,766	1,906,380
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	1,315,580	1,310,647
		8,369,720
Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,588,950	1,501,558
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	1,150,000	1,167,250
Tranche B 1LN, term loan 5% 2/1/20 (e)	874,828	877,015
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (e)	1,500,000	1,488,000
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	671,625	678,341
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	1,239,071	1,239,071
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	1,143,350	1,137,633
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	2,144,667	1,680,883
		9,769,751
Metals/Mining - 3.5%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (e)	487,519	485,691
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	1,278,814	1,029,445
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	1,870,000	1,552,100
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	1,096,611	1,093,869
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	6,224,429	5,586,425
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	655,000	649,544
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	2,365,000	2,187,247
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	1,000,000	942,500
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	1,812,324	1,522,352
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	3,825,000	2,065,500
		17,114,673
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Publishing/Printing - 1.8%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 8.25% 3/31/20 (e)	$ 2,023,297	$ 2,025,826
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	2,664,680	1,971,863
Houghton Mifflin Harcourt Publishing Co. Tranche B, term loan 4% 5/29/21 (e)	1,500,000	1,492,500
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (e)	332,033	332,033
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (e)	1,000,000	995,000
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (e)	1,995,000	1,997,494
		8,814,716
Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (e)	1,280,222	1,281,822
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	1,419,545	1,421,916
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	1,647,550	1,649,609
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (e)	1,500,000	1,501,800
		5,855,147
Services - 5.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (e)	1,000,000	1,002,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	1,610,911	1,564,598
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7533% 1/30/20 (e)	596,460	595,714
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	3,466,269	2,877,003
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	2,345,033	2,334,035
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (e)	1,488,759	1,501,860
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	578,543	575,650
Tranche 2LN, term loan 7.5% 7/25/22 (e)	1,060,000	1,067,950
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	6,352,531	5,939,616
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	1,446,376	1,419,256
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	$ 2,468,816	$ 2,471,902
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (e)	484,848	485,455
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	846,625	842,392
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (e)	245,000	244,388
Tranche B 1LN, term loan 5.5% 3/18/21 (e)	738,150	736,305
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (e)	500,000	500,000
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	1,261,972	1,265,127
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (e)	370,000	367,225
Tranche B 2LN, term loan 8% 5/14/23 (e)	305,000	308,050
		26,099,026
Steel - 0.6%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (e)	1,975,025	1,787,398
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	922,595	914,522
		2,701,920
Super Retail - 5.0%
Academy Ltd.:
Tranche B, term loan 6/16/22 (g)	1,500,000	1,498,755
Tranche B, term loan 4.5% 8/3/18 (e)	1,633,798	1,632,049
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	965,000	972,102
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	1,949,311	1,945,529
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (e)	1,500,000	1,492,500
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	1,540,578	1,324,897
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	1,627,700	1,623,631
6% 5/22/18 (e)	3,379,132	3,374,908
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	1,797,551	1,793,344
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	779,487	777,538
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	2,500,000	2,493,125
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Super Retail - continued
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	$ 2,142,136	$ 2,110,004
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	2,081,346	1,789,958
Staples, Inc. Tranche B, term loan 4/24/21 (g)	1,500,000	1,496,250
		24,324,590
Technology - 7.4%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (e)	292,869	292,137
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	335,000	334,163
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	747,895	748,560
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	565,000	563,412
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,331,113	1,264,557
5% 9/10/20 (e)	2,890,246	2,731,282
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	1,467,576	1,460,238
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	4,000,000	4,000,000
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (e)	1,500,000	1,494,645
Fibertech Networks, LLC Tranche B 1LN, term loan 5.25% 12/18/19 (e)	1,515,704	1,512,870
First Data Corp. Tranche B, term loan 3.687% 9/24/18 (e)	2,000,000	1,990,000
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	1,162,308	1,162,308
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	460,000	437,000
Tranche B 1LN, term loan 5% 6/17/21 (e)	309,319	307,772
Hyland Software, Inc. Tranche B 1LN, term loan 6/12/22 (g)	110,000	109,725
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	1,633,321	1,610,944
Informatica Corp. Tranche B, term loan 6/3/22 (g)	820,000	817,950
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	2,915,000	3,006,094
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	1,910,258	1,910,258
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	1,687,676	1,691,896
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (e)	$ 955,937	$ 955,937
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	1,712,582	1,691,174
Tranche 2LN, term loan 8% 4/9/22 (e)	750,000	735,000
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 6/29/22 (g)	1,197,368	1,196,626
Tranche B 2LN, term loan 6/29/22 (g)	302,632	302,444
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (e)	925,000	926,388
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (e)	830,825	828,748
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (e)	1,850,000	1,822,250
		35,904,378
Telecommunications - 4.8%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	4,293,422	4,352,457
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	259,718	244,135
Tranche D-2, term loan 3.7754% 3/31/19 (e)	2,253,577	2,118,363
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	3,275,662	3,300,229
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (e)	1,496,250	1,477,547
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	2,000,000	1,980,000
Level 3 Financing, Inc. Tranche B 2LN, term loan 3.5% 5/31/22 (e)	3,000,000	2,977,500
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	471,213	466,500
Tranche B 1LN, term loan 4% 4/11/20 (e)	1,546,038	1,534,442
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (e)	495,000	497,475
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	997,500	1,004,981
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	1,980,000	1,891,890
Tranche B2 1LN, term loan 4/30/20 (g)	1,000,000	984,170
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	641,324	639,720
		23,469,409
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Transportation Ex Air/Rail - 0.9%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	$ 900,064	$ 896,734
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/26/22 (e)	1,000,000	1,003,750
Harvey Gulf International Tranche B, term loan 5.5032% 6/18/20 (e)	930,529	749,076
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	777,524	769,749
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	945,214	921,584
		4,340,893
Utilities - 5.3%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (e)	1,130,894	1,136,549
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3744% 8/13/18 (e)(h)	86,802	87,236
6.375% 8/13/19 (e)	1,306,137	1,312,667
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	2,172,291	2,164,145
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	1,240,000	1,239,479
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	1,750,603	1,757,167
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	1,293,962	1,271,318
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	1,620,000	1,650,375
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	2,476,263	2,352,449
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	2,083,737	1,992,573
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	930,276	920,974
Longview Power LLC Tranche B, term loan 7% 4/13/21 (e)	1,000,000	1,005,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	2,490,000	2,499,338
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	678,150	671,369
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	1,232,550	1,198,655
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	666,650	666,650
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	$ 994,369	$ 993,126
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	1,234,361	1,186,529
TXU Energy LLC Tranche B, term loan 4.6712% 10/10/17 (c)(e)	906,000	526,613
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	233,517	232,057
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (e)	738,150	745,532
		25,609,801
TOTAL BANK LOAN OBLIGATIONS (Cost $405,524,052)		395,469,418
Nonconvertible Bonds - 2.0%

Broadcasting - 0.2%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	1,127,399
Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (d)(e)	2,945,000	2,864,013
Energy - 0.4%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7798% 8/1/19 (d)(e)	2,250,000	1,541,250
Offshore Group Investment Ltd. 7.125% 4/1/23	790,000	481,900
		2,023,150
Healthcare - 0.2%
Tenet Healthcare Corp. 3.7861% 6/15/20 (d)(e)	1,000,000	1,008,750
Metals/Mining - 0.2%
Murray Energy Corp. 11.25% 4/15/21 (d)	1,000,000	840,000
Publishing/Printing - 0.3%
Cenveo Corp. 6% 8/1/19 (d)	920,000	864,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	430,000	473,000
		1,337,800
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	684,125
TOTAL NONCONVERTIBLE BONDS (Cost $10,966,104)		9,885,237
Common Stocks - 0.6%
	Shares	Value
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	$ 1,884,064
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	372,395
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	34,000	619,480
TOTAL COMMON STOCKS (Cost $1,282,927)		2,875,939
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $44,797,868)	44,797,868	44,797,868
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $462,600,707)		453,058,218
NET OTHER ASSETS (LIABILITIES) - 6.4%		31,125,314
NET ASSETS - 100%		$ 484,183,532
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,802,938 or 1.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $64,606 and $64,929, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,511
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 372,395	$ 372,395	$ -	$ -
Materials	1,884,064	1,884,064	-	-
Telecommunication Services	619,480	619,480	-	-
Bank Loan Obligations	395,469,418	-	387,312,691	8,156,727
Corporate Bonds	9,885,237	-	9,885,237	-
Other	29,756	-	-	29,756
Money Market Funds	44,797,868	44,797,868	-	-
Total Investments in Securities:	$ 453,058,218	$ 47,673,807	$ 397,197,928	$ 8,186,483
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 29,212,177
Net Realized Gain (Loss) on Investment Securities	(1,017,528)
Net Unrealized Gain (Loss) on Investment Securities	(37,079)
Cost of Purchases	9,175,579
Proceeds of Sales	(22,343,134)
Amortization/Accretion	(2,320)
Transfers into Level 3	5,285,957
Transfers out of Level 3	(12,116,925)
Ending Balance	$ 8,156,727
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (305,871)
Other Investments in Securities
Beginning Balance	$ 29,756
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $460,257,989. Net unrealized depreciation aggregated $7,199,771, of which $5,288,335 related to appreciated investment securities and $12,488,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015